Significant accounting policies, judgements, estimates and assumptions - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range | Patents, Licences, And Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	3 years
Bottom of range | Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	3 years
Top of range | Patents, Licences, And Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	15 years
Top of range | Biogas rights agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	50 years
Top of range | Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	5 years